Fair Value of Financial Instruments - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets:
Real estate notes receivable, net	$ 75,872	$ 69,114
Derivative financial instruments	7,721	0
Liabilities:
Derivative financial instruments	0	5,069
Debt	3,094,643	3,028,122
Fair Value, Measurements, Recurring | Carrying Amount | Level 2
Assets:
Real estate notes receivable, net	75,872	69,114
Derivative financial instruments	7,721	0
Liabilities:
Derivative financial instruments	0	5,069
Debt	3,094,643	3,028,122
Fair Value, Measurements, Recurring | Fair Value | Level 2
Assets:
Real estate notes receivable, net	72,377	68,476
Derivative financial instruments	7,721	0
Liabilities:
Derivative financial instruments	0	5,069
Debt	$ 2,797,099	$ 3,117,602